Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of property plant and equipment by class of assets
	Land, buildings and improvement	Equipment and other assets (*)	Assets under construction (**)	Exploration and development costs (***)	Right-of-use assets	Total
Balance at January 1, 2022	2,383	53,126	16,922	35,847	17,052	125,330
Cost	4,080	98,085	25,954	61,906	26,382	216,407
Accumulated depreciation and impairment (****)	(1,697)	(44,959)	(9,032)	(26,059)	(9,330)	(91,077)
Additions	−	841	7,525	48	7,126	15,540
Decommissioning costs - Additions to / review of estimates	−	−	−	3,269	−	3,269
Capitalized borrowing costs	−	−	1,021	−	−	1,021
Signature Bonuses Transfers (*****)	−	−	−	1,177	−	1,177
Write-offs	(20)	(746)	(2,152)	(667)	(1,469)	(5,054)
Transfers (******)	130	5,162	(8,611)	3,617	2	300
Transfers to assets held for sale	(27)	(1,874)	(410)	(1,976)	(140)	(4,427)
Depreciation, amortization and depletion	(88)	(4,746)	−	(5,306)	(4,478)	(14,618)
Impairment recognition (note 25)	−	(693)	(605)	(142)	(13)	(1,453)
Impairment reversal (note 25)	−	223	15	52	−	290
Translation adjustment	160	3,854	1,133	2,515	1,132	8,794
Balance at December 31, 2022	2,538	55,147	14,838	38,434	19,212	130,169
Cost	4,343	105,429	23,938	67,581	29,670	230,961
Accumulated depreciation and impairment (****)	(1,805)	(50,282)	(9,100)	(29,147)	(10,458)	(100,792)

Balance at January 1, 2021	3,043	58,680	15,443	31,166	15,869	124,201
Cost	5,450	107,199	27,544	60,902	23,780	224,875
Accumulated depreciation and impairment (****)	(2,407)	(48,519)	(12,101)	(29,736)	(7,911)	(100,674)
Additions	−	1,650	5,761	5	6,954	14,370
Decommissioning costs - Additions to / review of estimates	−	−	−	(1,069)	−	(1,069)
Capitalized borrowing costs	−	−	971	−	−	971
Signature Bonuses Transfers (****)	−	−	−	11,629	−	11,629
Write-offs	(38)	(588)	(599)	(1,645)	(279)	(3,149)
Transfers (******)	(295)	2,934	(3,160)	1,781	3	1,263
Transfers to assets held for sale	(53)	(2,776)	(575)	(822)	(14)	(4,240)
Depreciation, amortization and depletion	(97)	(4,235)	−	(4,342)	(4,281)	(12,955)
Impairment recognition	−	(377)	(1)	(27)	(4)	(409)
Impairment reversal	−	1,796	114	1,879	34	3,823
Translation adjustment	(177)	(3,958)	(1,032)	(2,708)	(1,230)	(9,105)
Balance at December 31, 2021	2,383	53,126	16,922	35,847	17,052	125,330
Cost	4,080	98,085	25,954	61,906	26,382	216,407
Accumulated depreciation and impairment (****)	(1,697)	(44,959)	(9,032)	(26,059)	(9,330)	(91,077)
(*) It is composed of production platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, and other operating, storage and production plants, including subsea equipment for the production and flow of oil and gas, depreciated based on the units of production method.
(**) See note 12 for assets under construction by operating segment.
(***) It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated with proved reserves and other costs directly associated with the exploration and production of oil and gas (oil and gas production properties).
(****) In the case of land and assets under construction, it refers only to impairment losses.
(*****) Transfer from intangible assets related to Atapu, Sepia and Itapu fields in 2022 (related to Búzios in 2021).
(*****) It includes mainly transfers between classes of assets and transfers from advances to suppliers.

Schedule of useful life of assets

Asset	Weighted average useful life in years
Buildings and improvement	40 (25 to 50)
Equipment and other assets	20 (3 to 31) (except assets by the units of production method)
Exploration and development costs	Units of production method
Right-of-use	8 (2 to 47)

Schedule of estimated useful life of buildings and improvements, equipment and other assets

	Buildings and improvements, equipment and other assets

Estimated useful life	Cost	Accumulated depreciation	Balance at December 31, 2022
5 years or less	4,762	(3,894)	868
6 - 10 years	8,316	(6,288)	2,028
11 - 15 years	5,442	(1,767)	3,675
16 - 20 years	27,705	(16,590)	11,115
21 - 25 years	30,195	(7,709)	22,486
25 - 30 years	11,727	(3,480)	8,247
30 years or more	4,600	(1,855)	2,745
Units of production method	16,907	(10,498)	6,409
Total	109,654	(52,081)	57,573
Buildings and improvements	4,225	(1,799)	2,426
Equipment and other assets	105,429	(50,282)	55,147

Schedule of asset and readjustment on accumulated depreciation and impairment

	Platforms	Vessels	Properties	Total
Balance at December 31, 2022	9,211	8,254	1,747	19,212
Cost	12,604	14,788	2,278	29,670
Accumulated depreciation and impairment	(3,393)	(6,534)	(531)	(10,458)
Without contractual readjustment clauses	−	(5,322)	(64)	(5,386)
With contractual readjustment clauses - Brazil	(3,393)	(218)	−	(3,611)
With contractual readjustment clauses – abroad	−	(994)	(467)	(1,461)
Balance at December 31, 2021	9,840	5,997	1,215	17,052
Cost	13,362	11,267	1,753	26,382
Accumulated depreciation and impairment	(3,522)	(5,270)	(538)	(9,330)
Without contractual readjustment clauses	−	(4,375)	(97)	(4,472)
With contractual readjustment clauses - Brazil	(3,522)	(196)	−	(3,718)
With contractual readjustment clauses – abroad	−	(699)	(441)	(1,140)